CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of comprehensive income [Abstrct]
Net income/(loss)	$ 1,851	$ 7,538	$ 4,598
Actuarial gains (losses) on defined benefit pension plans	427	(110)	172
Income tax effect on income and expenses recognised in OCI	(98)	22	(38)
Items that will not be reclassified to the Consolidated statement of income	329	(88)	134
Currency translation adjustments	(51)	(1,652)	1,710
Net gains/(losses) from available for sale financial assets	0	64	(64)
Share of OCI from equity accounted investments	44	(5)	(40)
Items that may be subsequently reclassified to the Consolidated statement of income	(6)	(1,593)	1,607
Other comprehensive income/(loss)	323	(1,681)	1,741
Total comprehensive income/(loss)	2,174	5,857	6,339
Attributable to the equity holders of the company	2,166	5,854	6,331
Attributable to non-controlling interests	$ 8	$ 3	$ 8